EMPLOYEE BENEFIT PLANS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plan
EMPLOYEE BENEFIT PLANS
Service cost - benefits earned during the period	$ 8,682	$ 7,423	$ 6,834
Interest cost on projected benefit obligation	8,938	8,091	7,847
Expected return on plan assets	(10,021)	(9,349)	(9,569)
Amortization of prior service cost/(credit)	(392)	(403)	(403)
Amortization of actuarial losses	5,625	3,905	2,017
Total benefit cost	12,832	9,667	6,726
Average remaining service period used (in years)	8.29
Estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012
Net actuarial loss	7,594
Prior service cost/(credit)	(392)
Unfunded Excess Benefits Plan
EMPLOYEE BENEFIT PLANS
Service cost - benefits earned during the period	679	584	556
Interest cost on projected benefit obligation	1,506	1,545	1,701
Amortization of prior service cost/(credit)	12	12	12
Amortization of actuarial losses	881	653	458
Total benefit cost	3,078	2,794	2,727
Average remaining service period used (in years)	7.51
Estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012
Net actuarial loss	1,104
Prior service cost/(credit)	$ 12